Financial instruments - Sensitivity analysis (Details) - Currency risk - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Sweden, Kronor
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in net earnings	$ 317	$ 875
Decrease in other comprehensive income (loss)	(11,047)	(7,724)
United States of America, Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in net earnings	1,215	2,333
Decrease in other comprehensive income (loss)	(233,182)	(65,034)
Euro Member Countries, Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in net earnings	190	167
Decrease in other comprehensive income (loss)	(116,136)	(109,838)
United Kingdom, Pounds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in net earnings	931	2,166
Decrease in other comprehensive income (loss)	$ (29,080)	$ (24,736)